INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Investments in joint ventures [Abstract]
Market value of the investment		$ 400	$ 300	$ 300
Opening balance		258	331	227
Dividend received during the year		(1,027)	(650)	(430)
Share of profit for the year		1,151	577	534
Ending balance		382	258	331
Other Operating Costs [Member]
Investments in joint ventures [Abstract]
Share of profit for the year		$ 1,200	$ 600	$ 500
Lake Ball LLC [Member]
Investments in joint ventures [Abstract]
Ownership interest	47.50%	47.50%	47.50%